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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 3, 2023

Ford Motor Credit Company LLC1
(Exact name of securitizer as specified in its charter)

025-00081	0000038009
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan M. Hershberger, (313) 594-3495
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

______________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________
Central Index Key Number of issuing entity (if applicable): _____________
Central Index Key Number of underwriter (if applicable): _____________
_____________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing
_____________________________________________________________________________________________
1    Ford Motor Credit Company LLC, as securitizer, is filing this Form ABS-15G for all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered by the following affiliated registrants: (i) auto loan - Ford Credit Auto Receivables Two LLC (Central Index Key Number 0001129987); (ii) auto lease - Ford Credit Auto Lease Two LLC (Central Index Key Number 0001519881); and (iii) floorplan finance - Ford Credit Floorplan Corporation (Central Index Key Number 0000872471) and Ford Credit Floorplan LLC (Central Index Key Number 0001061198).

SIGNATURES
    Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FORD MOTOR CREDIT COMPANY LLC (Securitizer) By: /s/ Ryan M. Hershberger Name: Ryan M. Hershberger Title: Assistant Treasurer
Date: February 3, 2023